Income Tax Expense - Summary of Income Tax Recognized in Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current period	$ 192,388	$ 263,877
Adjustment for prior periods	1,943	(12,988)
Total	194,331	250,889
Origination and reversal of temporary differences	(20,102)	(19,834)
Variation in tax rate	1,551	(242)
Adjustment for prior periods	(3,893)	11,596
Total	(22,444)	(8,480)
Income tax expense	$ 171,887	$ 242,409